Balance sheet (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Aug. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheets
Redeemable convertible preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0		69,613,565	69,613,565
Redeemable convertible preferred stock, shares outstanding	0		69,613,562	69,613,562
Redeemable convertible preferred stock, liquidation preference	$ 0		$ 435,579	$ 435,579
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares designated	20,000,000		0
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000		340,216,780	340,216,780
Common stock, shares issued	103,003,384		5,822,396	5,627,157
Common stock, shares outstanding	103,003,384	103,003,384	5,822,396	5,627,157